JPMorgan Equity Premium Income Fund Annual Fund Operating Expenses - A C I Shares [Member] - JPMorgan Equity Premium Income Fund	Jun. 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.85%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.35%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.59%